CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations	R$ 2,904	R$ 1,379	R$ 1,002
Net income for the year from discontinuing operations	224	363
Net income for the year	3,128	1,742	1,002
Adjustments to reconcile net income to net cash flows:
Non-controlling interests	(1)	(42)	(1)
Deferred income tax and social contribution tax	111	16	198
Depreciation and amortization	958	850	850
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	130	61	48
Impairment of concession contract assets and intangible assets	24	42
Gain on sale of investments			(197)
Adjustment to Remuneration Assets Base - BRR for transmission assets			(75)
Share of (gain) loss, net, of subsidiaries and joint ventures	(125)	104	252
Dividends declared by investee classified as held for sale	(73)
Remeasurement of previously held equity interest in subsidiaries acquired		119
Impairment loss on Investments		127
Generation Indemnity Revenue		(55)	(271)
Remeasuring of concession financial and concession contract assets	(507)	(585)	(753)
Interest and monetary variation	1,190	1,207	1,498
Recovery of PIS/Pasep and Cofins taxes credits over ICMS	(2,952)
Exchange variation on loans	226	582	56
Reversal of monetary updating on Advance for Future Capital Increase - AFAC			(239)
Tax Amnesty Program (PRCT)			283
Appropriation of transaction costs	38	33	67
Provisions for operating losses	2,401	466	854
Provision for reimbursement for suspension of energy supply - Renova		(60)
Net gain on derivative instruments at fair value through profit or loss	(998)	(893)	32
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	(58)	(1,973)	(988)
Post-employment obligations	464	405	(164)
Others	(22)	12
Working capital adjustments	3,934	2,158	2,452
(Increase) / decrease in assets
Receivables from customers and traders and Concession holders - Transport of electricity	(666)	(391)	(818)
Accounts Receivable from the State of Minas Gerais			46
CVA and Other financial components in tariff adjustments	362	909	586
Recoverable taxes	(12)	38	10
Income tax and social contribution tax credits	(71)	615	385
Escrow deposits	11	(109)	(4)
Dividends received from investees	283	311	354
Concession contract and financial assets	373	1,704	398
Advances to suppliers	54	29	(116)
Others	(28)	48	649
Total (increase) / decrease in assets	306	3,154	1,490
Increase (decrease) in liabilities
Suppliers	279	(553)	403
Taxes payable	(162)	(291)	(248)
Income tax and social contribution tax payable	1,433	(6)	14
Payroll and related charges	(84)	77	(18)
Regulatory charges	(89)	(70)	(73)
Advances from customers	(81)	(153)	52
Post-employment obligations	(343)	(307)	(282)
Derivative financial instruments - Put options		(555)	(830)
Others	4	(165)	(357)
Total increase (decrease) in liabilities	957	(2,023)	(1,339)
Cash generated by operating activities	5,197	3,289	2,603
Interest paid on loans and financing	(1,265)	(1,290)	(1,797)
Interest paid on leasing contracts	(5)
Income tax and social contribution tax paid	(1,767)	(650)	(226)
Cash inflows from settlement of derivatives instruments	100	37
Net cash flows from continuing operating activities	2,260	1,386	580
Net cash flows used in discontinued operating activities	(224)	(378)
NET CASH FLOWS FROM OPERATING ACTIVITIES	2,036	1,008	580
INVESTING ACTIVITIES
Marketable securities	80	276	(4)
Restricted cash	79	15	261
Investments
Acquisition of equity investees		(109)	(38)
Capital contributions in investees	(38)	(241)	(254)
Cash arising from business combination		71
Disposal of investments			766
Loans to related parties	(7)
Property, plant and equipment	(70)	(77)	(83)
Intangible assets and contract assets - gas and distribution of energy infrastructure	(1,857)	(801)	(1,034)
Net cash flows used in continuing investment activities	(1,813)	(866)	(386)
Net cash flows from discontinued investment activities	625	655
NET CASH FLOWS USED IN INVESTING ACTIVITIES	(1,188)	(211)	(386)
FINANCING ACTIVITIES
Subscription of shares, to be capitalized			1,215
Proceeds from Loans, financings and debentures	4,477	2,990	3,308
Interest on capital and dividends paid	(701)	(509)	(540)
Capital increase		110
Borrowing costs			(11)
Payment of loans, financing and debentures	(4,883)	(3,527)	(4,131)
Payment of principal portion of lease liabilities	(96)
NET CASH FLOWS USED IN FINANCING ACTIVITIES	(1,203)	(936)	(159)
Net (decrease) increase in cash and cash equivalents for the year	(355)	(139)	35
Cash and cash equivalents at the beginning of the year	891	1,030	995
Cash and cash equivalents at the end of the year	R$ 536	R$ 891	R$ 1,030